Foreign Exchange Gain (Loss) and Other Income (Expenses) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Foreign Exchange Gain (Loss) and Other Income (Expenses)
Foreign exchange (loss) gain	$ (1.4)	$ (7.3)	$ 4.4	$ (8.4)
Gain (loss) on derivative financial instruments	5.7	(2.4)	5.6	(3.0)
Other expense	(0.2)	(0.1)	(0.2)
Total	4.1	(9.8)	9.8	(11.4)
Foreign exchange loss	6.6	0.6	6.8	0.6
Unrealized foreign exchange gain	$ (5.2)		$ (11.2)
Unrealized foreign exchange loss		$ (6.7)		$ (7.8)